CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Oil	$ 128,081	$ 51,193
Natural gas	8,415	3,521
Natural gas liquids	20,615	10,967
Total revenues	157,111	65,681
Production:
Lease operating	25,503	13,328
Production, severance, and ad valorem taxes	10,438	4,727
Depletion, depreciation, and amortization	54,456	19,747
General and administrative	9,678	7,724
Acquisition costs	876	9,519
Derivative fair value loss (gain)	(9,293)	7,959
Other operating	562	404
Total expenses	92,220	63,408
Operating income	64,891	2,273
Interest expense	9,949	2,932
Income (loss) before income taxes	54,942	(659)
Income tax provision (benefit)	1,928	470
Net income (loss) attributable to stockholders	$ 53,014	$ (1,129)
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.80	$ (0.02)
Diluted (in dollars per share)	$ 0.78	$ (0.02)
Weighted average common shares outstanding:
Basic (in shares)	66,340	66,340
Diluted (in shares)	68,196	66,340